Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 44.9%
International Equity Funds - 11.0%
iShares Core MSCI EAFE ETF	45,953	$ 3,210,736
iShares Core MSCI Emerging Markets ETF	14,053	680,868
iShares Global REIT ETF	49,172	1,138,332

		5,029,936

U.S. Equity Fund - 13.8%
iShares Core S&P 500 ETF	13,102	6,357,090

U.S. Fixed Income Funds - 20.1%
iShares 0-5 Year TIPS Bond ETF	32,501	3,218,249
iShares Core U.S. Aggregate Bond ETF	60,691	6,014,478

		9,232,727

Total Exchange-Traded Funds (Cost $22,119,120)		20,619,753

INVESTMENT COMPANIES - 54.2%
International Equity Funds - 6.0%
Transamerica Emerging Markets Opportunities (A)	63,864	454,075
Transamerica International Focus (A)	146,163	1,142,992
Transamerica International Stock (A)	104,127	1,156,852

		2,753,919

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	251,024	2,304,400

U.S. Equity Funds - 14.4%
Transamerica Capital Growth (A) (B)	107,395	790,425
Transamerica Large Cap Value (A)	159,750	2,063,972
Transamerica Mid Cap Growth (A) (B)	76,457	684,295
Transamerica Mid Cap Value Opportunities (A)	62,009	683,334
Transamerica Small Cap Growth (A)	88,347	567,187
Transamerica Small Cap Value (A)	102,955	560,076
Transamerica US Growth (A)	44,640	1,249,916

		6,599,205

U.S. Fixed Income Funds - 28.8%
Transamerica Bond (A)	1,234,497	9,987,077
Transamerica High Yield Bond (A)	400,181	3,229,461

		13,216,538

Total Investment Companies (Cost $27,849,292)		24,874,062

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $430,095 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $438,685.

$ 430,066	$ 430,066

Total Repurchase Agreement (Cost $430,066)	430,066

Total Investments (Cost $50,398,478)	45,923,881
Net Other Assets (Liabilities) - (0.1)%	(26,862)

Net Assets - 100.0%	$ 45,897,019

Transamerica Funds	Page 1

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,619,753	$—	$—	$20,619,753
Investment Companies	24,874,062	—	—	24,874,062
Repurchase Agreement	—	430,066	—	430,066

Total Investments	$45,493,815	$430,066	$—	$45,923,881

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,009,780	$569,601	$(224,417)	$(49,087)	$681,200	$9,987,077	1,234,497	$103,242	$—
Transamerica Capital Growth	644,019	95,295	(118,752)	23,017	146,846	790,425	107,395	—	—
Transamerica Emerging Markets Debt	2,053,915	136,991	(53,211)	(8,238)	174,943	2,304,400	251,024	23,395	—
Transamerica Emerging Markets Opportunities	507,190	24,829	(83,075)	(48,155)	53,286	454,075	63,864	14,909	—
Transamerica High Yield Bond	3,073,685	46,538	(77,666)	(14,656)	201,560	3,229,461	400,181	46,530	—
Transamerica International Focus	1,077,230	92,513	(38,879)	(10,245)	22,373	1,142,992	146,163	39,017	53,496
Transamerica International Stock	1,084,063	38,936	(86,286)	(5,886)	126,025	1,156,852	104,127	38,936	—
Transamerica Large Cap Value	1,986,662	210,793	(282,181)	(26,453)	175,151	2,063,972	159,750	6,862	153,931
Transamerica Mid Cap Growth	608,195	24,476	(72,723)	(45,527)	169,874	684,295	76,457	—	—
Transamerica Mid Cap Value Opportunities	631,701	46,502	(37,233)	(13,231)	55,595	683,334	62,009	7,142	26,396
Transamerica Small Cap Growth	505,903	65,590	(51,356)	(23,161)	70,211	567,187	88,347	—	26,177
Transamerica Small Cap Value	467,199	95,194	(66,970)	(96,071)	160,724	560,076	102,955	18,063	—
Transamerica US Growth	1,269,554	47,609	(266,660)	66,386	133,027	1,249,916	44,640	—	47,609

Total	$22,919,096	$1,494,867	$(1,459,409)	$(251,307)	$2,170,815	$24,874,062	2,841,409	$298,096	$307,609

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2025

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2025 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3